OPERATING LEASE	12 Months Ended
Dec. 31, 2024
Operating Lease
OPERATING LEASE

6. OPERATING LEASE

The Group leases facilities under non-cancellable operating leases expiring on different dates. The terms of substantially all these leases are five years or less. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All the Group’s leases qualify as operating leases. Variable lease cost and short-term leases (lease terms less than 12 months) are recognized as incurred.

	As of December 31,
	2023	2024
	RMB	RMB
Operating lease right-of-use assets	59,852	44,577
Operating lease liabilities, current	12,346	13,091
Operating lease liabilities, non-current	45,360	29,395
Total operating lease liabilities	57,706	42,486

The components of lease cost were as follows:

	Year Ended December 31,
	2023	2024
	RMB	RMB
Operating lease cost	14,097	15,130
Short-term lease cost	5,682	5,227
Total	19,779	20,357

The weighted average remaining lease term as of December 31, 2024 was 3.55 years, and the weighted average discount rate of the operating leases was 3.7%.

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2024 to the present value of its operating lease payments, including rental payments for lease renewal options the Group is reasonably certain to exercise:

As of December 31, 2024
RMB
2025	14,405
2026	12,502
2027	12,115
2028	6,152
Total undiscounted lease payments	45,174
Less: imputed interest	(2,688)
Total operating lease liabilities	42,486

Supplemental cash flow information related to leases was as follows:

	Year Ended December 31,
	2023	2024
	RMB	RMB
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating lease liabilities	13,460	14,806
Lease liability arising from obtaining Right-of-use assets.	29,734	2,111
Modification to operating lease liabilities and right-of-use assets	—	(4,342)

As of December 31, 2024, the Group has no lease contract that has been entered into but not yet commenced.

The Group did not have any significant short-term commitments as of December 31, 2024.